SCHEDULE OF DETAILED INFORMATION ABOUT RELATED PARTY (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related Party Transactions
Salaries and Benefits	$ 2,834	$ 1,944
Stock-Based Compensation	5,559	2,814
Compensation Expenses for Related Parties	$ 8,393	$ 4,758